Property and equipment, net, textuals (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Plot of land acquisition cost	$ 0		$ 871	$ 0
Joint Owners Of Property [Member]
Property, Plant and Equipment [Line Items]
Plot of land aggregate purchase price	2,490	€ 2,000
Plot of land acquisition cost	$ 871